Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
March 31, 2024
SGR-NPRT3-0524
1.9896349.104
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.3%
Anterix, Inc. (a)	5,938	199,576
AST SpaceMobile, Inc. (a)(b)	57,339	166,283
Bandwidth, Inc. (a)	2,654	48,462
Cogent Communications Group, Inc.	13,709	895,609
Consolidated Communications Holdings, Inc. (a)	4,205	18,166
Globalstar, Inc. (a)(b)	315,458	463,723
IDT Corp. Class B	5,821	220,092
Ooma, Inc. (a)	12,082	103,059
		2,114,970
Entertainment - 0.6%
Atlanta Braves Holdings, Inc.	21,989	858,890
Atlanta Braves Holdings, Inc. Class A	5,676	237,824
Cinemark Holdings, Inc. (a)(b)	45,575	818,983
Eventbrite, Inc. (a)	34,640	189,827
IMAX Corp. (a)	22,272	360,138
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,216	201,149
Class B (a)	40,397	376,096
Loop Media, Inc. (a)	19,110	7,002
Madison Square Garden Entertainment Corp.	16,899	662,610
Vivid Seats, Inc. Class A (a)	11,657	69,825
		3,782,344
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	47,743	1,101,908
Cars.com, Inc. (a)	33,333	572,661
EverQuote, Inc. Class A (a)	9,839	182,612
Grindr, Inc. (a)	20,314	205,781
MediaAlpha, Inc. Class A (a)	9,410	191,682
Nextdoor Holdings, Inc. (a)	45,723	102,877
QuinStreet, Inc. (a)	26,206	462,798
Shutterstock, Inc. (b)	12,305	563,692
Vimeo, Inc. (a)	9,640	39,428
Yelp, Inc. (a)	33,298	1,311,941
Ziff Davis, Inc. (a)	5,291	333,545
ZipRecruiter, Inc. (a)	34,041	391,131
		5,460,056
Media - 0.2%
Boston Omaha Corp. (a)	698	10,791
Daily Journal Corp. (a)	122	44,116
E.W. Scripps Co. Class A (a)	14,196	55,790
Entravision Communication Corp. Class A	30,272	49,646
Gambling.com Group Ltd. (a)	7,563	69,050
Gray Television, Inc.	2,706	17,102
Integral Ad Science Holding Corp. (a)	33,616	335,152
Magnite, Inc. (a)	28,953	311,245
PubMatic, Inc. (a)	3,867	91,725
Sinclair, Inc. Class A	2,583	34,793
TechTarget, Inc. (a)	13,027	430,933
Townsquare Media, Inc.	5,807	63,761
		1,514,104
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	2,961	25,998
TOTAL COMMUNICATION SERVICES		12,897,472
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.4%
Atmus Filtration Technologies, Inc.	25,838	833,276
Cooper-Standard Holding, Inc. (a)	2,571	42,576
Dorman Products, Inc. (a)	13,118	1,264,444
Fox Factory Holding Corp. (a)	21,259	1,106,956
Gentherm, Inc. (a)	16,340	940,857
LCI Industries	4,682	576,167
Luminar Technologies, Inc. (a)(b)	145,807	287,240
Modine Manufacturing Co. (a)	16,450	1,565,876
Patrick Industries, Inc.	1,309	156,386
Stoneridge, Inc. (a)	2,410	44,440
Visteon Corp. (a)	13,785	1,621,254
XPEL, Inc. (a)	11,279	609,292
		9,048,764
Automobiles - 0.0%
LiveWire Group, Inc. (a)(b)	9,512	68,772
Workhorse Group, Inc. (a)(b)	3,584	841
		69,613
Broadline Retail - 0.1%
Dillard's, Inc. Class A	1,693	798,487
Qurate Retail, Inc. (a)	745	3,375
Savers Value Village, Inc. (b)	6,528	125,860
		927,722
Diversified Consumer Services - 1.4%
2U, Inc. (a)	1,702	663
Carriage Services, Inc.	6,630	179,275
Chegg, Inc. (a)	49,486	374,609
Coursera, Inc. (a)	65,880	923,638
Duolingo, Inc. (a)	14,770	3,257,967
European Wax Center, Inc. (a)(b)	15,799	205,071
Frontdoor, Inc. (a)	40,564	1,321,575
Laureate Education, Inc. Class A	55,067	802,326
Nerdy, Inc. Class A (a)	33,288	96,868
OneSpaWorld Holdings Ltd. (a)	41,864	553,861
Stride, Inc. (a)	21,190	1,336,030
Udemy, Inc. (a)	44,726	491,091
Universal Technical Institute, Inc. (a)	3,548	56,555
		9,599,529
Hotels, Restaurants & Leisure - 3.4%
Accel Entertainment, Inc. (a)	26,417	311,456
Bally's Corp. (a)	8,327	116,078
BJ's Restaurants, Inc. (a)	7,068	255,720
Bloomin' Brands, Inc.	43,841	1,257,360
Bowlero Corp. Class A (b)	7,123	97,585
Brinker International, Inc. (a)	20,059	996,531
Century Casinos, Inc. (a)	11,566	36,549
Chuy's Holdings, Inc. (a)	7,112	239,888
Cracker Barrel Old Country Store, Inc. (b)	10,998	799,885
Dave & Buster's Entertainment, Inc. (a)(b)	16,941	1,060,507
Denny's Corp. (a)	19,678	176,315
Dine Brands Global, Inc.	6,888	320,154
Empire Resorts, Inc. (c)	24	0
Everi Holdings, Inc. (a)	25,543	256,707
First Watch Restaurant Group, Inc. (a)	4,547	111,947
Full House Resorts, Inc. (a)	14,089	78,476
Global Business Travel Group, Inc. (a)	15,915	95,649
Golden Entertainment, Inc.	10,047	370,031
Hilton Grand Vacations, Inc. (a)	39,395	1,859,838
Inspired Entertainment, Inc. (a)	11,019	108,647
International Game Technology PLC	54,357	1,227,925
Jack in the Box, Inc.	9,820	672,474
Krispy Kreme, Inc. (b)	13,881	211,477
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,895	333,388
Life Time Group Holdings, Inc. (a)(b)	6,837	106,110
Light & Wonder, Inc. Class A (a)	21,142	2,158,387
Lindblad Expeditions Holdings (a)	1,489	13,892
Monarch Casino & Resort, Inc.	6,779	508,357
Mondee Holdings, Inc. (a)(b)	20,401	47,126
Nathan's Famous, Inc.	1,256	88,925
Noodles & Co. (a)	19,735	37,694
Papa John's International, Inc. (b)	12,750	849,150
PlayAGS, Inc. (a)	18,980	170,440
Portillo's, Inc. (a)	22,896	324,665
Potbelly Corp. (a)	12,936	156,655
RCI Hospitality Holdings, Inc.	4,332	251,256
Red Robin Gourmet Burgers, Inc. (a)(b)	7,820	59,901
Red Rock Resorts, Inc.	12,771	763,961
Rush Street Interactive, Inc. (a)	32,052	208,659
Sabre Corp. (a)	40,883	98,937
Shake Shack, Inc. Class A (a)	18,861	1,962,110
Six Flags Entertainment Corp. (a)	28,941	761,727
Super Group SGHC Ltd. (a)	67,567	233,106
Sweetgreen, Inc. Class A (a)	39,231	990,975
Target Hospitality Corp. (a)	15,485	168,322
The Cheesecake Factory, Inc. (b)	23,788	859,936
The ONE Group Hospitality, Inc. (a)(b)	10,766	59,967
United Parks & Resorts, Inc. (a)	17,188	966,137
Xponential Fitness, Inc. (a)	9,927	164,193
		23,005,175
Household Durables - 1.3%
Cavco Industries, Inc. (a)	4,173	1,665,277
Cricut, Inc.	23,894	113,735
Dream Finders Homes, Inc. (a)(b)	4,873	213,096
Green Brick Partners, Inc. (a)	4,244	255,616
Installed Building Products, Inc.	11,829	3,060,517
iRobot Corp. (a)(b)	12,265	107,441
LGI Homes, Inc. (a)	782	91,001
Lovesac (a)	7,226	163,308
Skyline Champion Corp. (a)	15,119	1,285,266
Sonos, Inc. (a)	61,675	1,175,526
Vizio Holding Corp. (a)	33,911	370,986
		8,501,769
Leisure Products - 0.3%
Acushnet Holdings Corp. (b)	15,108	996,373
Clarus Corp.	975	6,581
Escalade, Inc.	317	4,359
Funko, Inc. (a)	12,633	78,830
Malibu Boats, Inc. Class A (a)	6,210	268,769
Marine Products Corp.	4,110	48,293
MasterCraft Boat Holdings, Inc. (a)	8,394	199,106
Solo Brands, Inc. Class A (a)(b)	7,238	15,706
Sturm, Ruger & Co., Inc.	8,022	370,215
		1,988,232
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (a)	12,624	1,582,166
Academy Sports & Outdoors, Inc.	36,102	2,438,329
American Eagle Outfitters, Inc.	20,641	532,331
Arko Corp.	40,039	228,222
Boot Barn Holdings, Inc. (a)	15,056	1,432,578
Build-A-Bear Workshop, Inc.	5,161	154,159
Camping World Holdings, Inc.	20,990	584,572
CarParts.com, Inc. (a)	26,674	43,212
Carvana Co. Class A (a)(b)	22,661	1,992,129
Duluth Holdings, Inc. (a)	347	1,700
Envela Corp. (a)	3,663	16,923
EVgo, Inc. Class A (a)(b)	7,154	17,957
Guess?, Inc.	1,578	49,660
Hibbett, Inc.	4,831	371,069
Leslie's, Inc. (a)	7,778	50,557
National Vision Holdings, Inc. (a)	2,767	61,317
Rent the Runway, Inc. Class A (a)(b)	1,241	429
Revolve Group, Inc. (a)(b)	19,858	420,394
Sally Beauty Holdings, Inc. (a)	50,424	626,266
Sleep Number Corp. (a)	5,756	92,269
Stitch Fix, Inc. (a)	20,209	53,352
The Buckle, Inc.	15,303	616,252
thredUP, Inc. (a)(b)	6,333	12,666
Torrid Holdings, Inc. (a)(b)	5,937	28,973
Upbound Group, Inc.	25,012	880,673
Urban Outfitters, Inc. (a)	10,777	467,937
Warby Parker, Inc. (a)	43,008	585,339
		13,341,431
Textiles, Apparel & Luxury Goods - 0.8%
Figs, Inc. Class A (a)(b)	55,838	278,073
Hanesbrands, Inc. (a)(b)	116,960	678,368
Kontoor Brands, Inc.	28,075	1,691,519
Oxford Industries, Inc.	5,675	637,870
Rocky Brands, Inc.	285	7,732
Steven Madden Ltd.	36,922	1,561,062
Wolverine World Wide, Inc.	34,801	390,119
		5,244,743
TOTAL CONSUMER DISCRETIONARY		71,726,978
CONSUMER STAPLES - 4.4%
Beverages - 0.6%
Coca-Cola Consolidated, Inc. Consolidated	2,381	2,015,302
Duckhorn Portfolio, Inc. (a)	5,384	50,125
MGP Ingredients, Inc.	7,906	680,944
National Beverage Corp. (a)	11,878	563,730
Primo Water Corp.	10,793	196,541
The Vita Coco Co., Inc. (a)	18,771	458,576
Zevia PBC (a)(b)	7,069	8,271
		3,973,489
Consumer Staples Distribution & Retail - 0.7%
Chefs' Warehouse Holdings (a)	17,552	661,008
PriceSmart, Inc.	8,941	751,044
Sprouts Farmers Market LLC (a)	50,826	3,277,260
		4,689,312
Food Products - 1.3%
Beyond Meat, Inc. (a)(b)	29,365	243,142
BRC, Inc. Class A (a)(b)	19,129	81,872
Cal-Maine Foods, Inc.	19,244	1,132,509
Calavo Growers, Inc.	8,572	238,387
Dole PLC	20,108	239,888
J&J Snack Foods Corp.	7,540	1,089,982
John B. Sanfilippo & Son, Inc.	4,506	477,276
Lancaster Colony Corp.	9,750	2,024,393
Mission Produce, Inc. (a)	3,324	39,456
SunOpta, Inc. (a)	43,961	302,012
The Simply Good Foods Co. (a)	45,353	1,543,363
TreeHouse Foods, Inc. (a)	3,113	121,251
Utz Brands, Inc. Class A	35,906	662,107
Vital Farms, Inc. (a)	15,475	359,794
Westrock Coffee Holdings (a)(b)	14,113	145,787
		8,701,219
Household Products - 0.4%
Energizer Holdings, Inc.	35,711	1,051,332
Oil-Dri Corp. of America	628	46,824
WD-40 Co. (b)	6,781	1,717,695
		2,815,851
Personal Care Products - 1.3%
BellRing Brands, Inc. (a)	17,599	1,038,869
elf Beauty, Inc. (a)	26,928	5,278,696
Herbalife Ltd. (a)	35,932	361,117
Inter Parfums, Inc.	9,181	1,290,022
MediFast, Inc. (b)	5,320	203,862
The Beauty Health Co. (a)	40,487	179,762
USANA Health Sciences, Inc. (a)	5,632	273,152
		8,625,480
Tobacco - 0.1%
Ispire Technology, Inc.	9,088	55,709
Turning Point Brands, Inc.	8,471	248,200
Vector Group Ltd.	12,549	137,537
		441,446
TOTAL CONSUMER STAPLES		29,246,797
ENERGY - 4.5%
Energy Equipment & Services - 2.9%
Archrock, Inc.	12,334	242,610
Atlas Energy Solutions, Inc. (b)	1,496	33,840
Borr Drilling Ltd.	109,615	750,863
Cactus, Inc.	32,753	1,640,598
Championx Corp.	97,734	3,507,673
Core Laboratories, Inc. (b)	7,602	129,842
DMC Global, Inc. (a)	3,087	60,166
Expro Group Holdings NV (a)	16,633	332,161
KLX Energy Services Holdings, Inc. (a)(b)	647	5,008
Kodiak Gas Services, Inc.	2,540	69,444
Liberty Oilfield Services, Inc. Class A	5,018	103,973
Nabors Industries Ltd. (a)	4,097	352,875
Noble Corp. PLC	46,611	2,260,167
Oceaneering International, Inc. (a)	50,089	1,172,083
Patterson-UTI Energy, Inc.	10,154	121,239
ProFrac Holding Corp. (a)(b)	2,869	23,985
Solaris Oilfield Infrastructure, Inc. Class A	1,028	8,913
TETRA Technologies, Inc. (a)	62,149	275,320
Tidewater, Inc. (a)	23,192	2,133,664
Valaris Ltd. (a)	29,716	2,236,426
Weatherford International PLC (a)	35,540	4,102,027
		19,562,877
Oil, Gas & Consumable Fuels - 1.6%
Crescent Energy, Inc. Class A	14,938	177,762
CVR Energy, Inc.	13,435	479,092
Dorian LPG Ltd.	10,071	387,331
Empire Petroleum Corp. (a)(b)	6,418	32,796
Empire Petroleum Corp. rights 3/25/24 (a)	6,418	0
Energy Fuels, Inc. (a)(b)	69,167	435,060
Equitrans Midstream Corp.	63,542	793,640
Evolution Petroleum Corp.	15,249	93,629
Excelerate Energy, Inc.	6,975	111,740
FLEX LNG Ltd.	9,973	253,613
Golar LNG Ltd.	3,165	76,150
Green Plains, Inc. (a)	5,331	123,253
HighPeak Energy, Inc. (b)	5,000	78,850
Kinetik Holdings, Inc.	1,919	76,511
Kosmos Energy Ltd. (a)	227,379	1,355,179
Magnolia Oil & Gas Corp. Class A (b)	82,649	2,144,742
Matador Resources Co.	9,976	666,098
Nextdecade Corp. (a)(b)	38,705	219,844
Northern Oil & Gas, Inc.	38,726	1,536,648
Par Pacific Holdings, Inc. (a)	10,534	390,390
Permian Resource Corp. Class A	27,402	483,919
Rex American Resources Corp. (a)	1,946	114,250
Riley Exploration Permian, Inc.	4,582	151,206
SilverBow Resources, Inc. (a)	1,301	44,416
Sitio Royalties Corp.	18,287	452,055
Tellurian, Inc. (a)(b)	15,632	10,339
VAALCO Energy, Inc.	5,796	40,398
Vertex Energy, Inc. (a)(b)	33,709	47,193
W&T Offshore, Inc. (b)	48,924	129,649
		10,905,753
TOTAL ENERGY		30,468,630
FINANCIALS - 6.0%
Banks - 0.9%
Axos Financial, Inc. (a)	3,301	178,386
BancFirst Corp.	1,517	133,542
Bancorp, Inc., Delaware (a)	25,624	857,379
Bank7 Corp.	87	2,453
BayCom Corp.	446	9,192
Burke & Herbert Financial Services Corp. (b)	233	13,055
Capital City Bank Group, Inc.	2,259	62,574
Citizens Financial Services, Inc.	348	17,122
City Holding Co.	621	64,721
Coastal Financial Corp. of Washington (a)	5,351	207,993
Columbia Financial, Inc. (a)(b)	6,013	103,484
Esquire Financial Holdings, Inc.	3,014	143,075
First Bancorp, Puerto Rico	7,133	125,113
First Financial Bankshares, Inc.	65,030	2,133,634
Five Star Bancorp	2,691	60,548
FS Bancorp, Inc.	619	21,485
Greene County Bancorp, Inc.	1,796	51,707
HomeTrust Bancshares, Inc.	1,584	43,307
Lakeland Financial Corp. (b)	823	54,581
Metropolitan Bank Holding Corp. (a)	444	17,094
MVB Financial Corp.	371	8,277
NBT Bancorp, Inc.	1,968	72,186
Pathward Financial, Inc.	4,338	218,982
Plumas Bancorp	344	12,656
ServisFirst Bancshares, Inc.	8,729	579,256
Stellar Bancorp, Inc.	1,220	29,719
Stock Yards Bancorp, Inc.	11,931	583,545
The Bank of NT Butterfield & Son Ltd.	1,741	55,695
Third Coast Bancshares, Inc. (a)	421	8,428
Westamerica Bancorp.	3,892	190,241
		6,059,430
Capital Markets - 1.9%
Alti Global, Inc. Class A (a)	12,272	69,460
Artisan Partners Asset Management, Inc.	22,125	1,012,661
Assetmark Financial Holdings, Inc. (a)	10,902	386,040
B. Riley Financial, Inc. (b)	10,119	214,219
BGC Group, Inc. Class A	85,006	660,497
BrightSphere Investment Group, Inc.	6,302	143,938
Cohen & Steers, Inc.	12,962	996,648
Diamond Hill Investment Group, Inc.	1,356	209,055
Donnelley Financial Solutions, Inc. (a)	8,849	548,726
GCM Grosvenor, Inc. Class A	19,076	184,274
Hamilton Lane, Inc. Class A	10,801	1,217,921
Moelis & Co. Class A	19,564	1,110,648
Open Lending Corp. (a)	45,411	284,273
P10, Inc.	21,639	182,200
Patria Investments Ltd.	27,885	413,813
Perella Weinberg Partners Class A	20,827	294,286
Piper Jaffray Companies	7,168	1,422,776
PJT Partners, Inc. (b)	11,868	1,118,678
Silvercrest Asset Management Group Class A	4,546	71,872
StepStone Group, Inc. Class A	27,419	979,955
StoneX Group, Inc. (a)	1,446	101,596
Value Line, Inc.	381	15,431
Victory Capital Holdings, Inc.	12,116	514,082
Virtus Investment Partners, Inc.	443	109,855
WisdomTree Investments, Inc.	69,167	635,645
		12,898,549
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	112	3,314
FirstCash Holdings, Inc.	18,811	2,399,155
LendingTree, Inc. (a)	1,248	52,840
NerdWallet, Inc. (a)	16,740	246,078
OppFi, Inc. Class A (a)	325	813
PROG Holdings, Inc.	4,249	146,336
Regional Management Corp.	525	12,710
Upstart Holdings, Inc. (a)(b)	37,031	995,764
World Acceptance Corp. (a)	138	20,007
		3,877,017
Financial Services - 1.4%
AvidXchange Holdings, Inc. (a)	68,772	904,352
Cantaloupe, Inc. (a)	19,376	124,588
Cass Information Systems, Inc.	5,963	287,238
EVERTEC, Inc. (b)	32,705	1,304,930
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	747	147,069
Flywire Corp. (a)	52,927	1,313,119
i3 Verticals, Inc. Class A (a)	11,159	255,430
International Money Express, Inc. (a)	15,737	359,276
Marqeta, Inc. Class A (a)	31,158	185,702
NMI Holdings, Inc. (a)	3,214	103,941
PagSeguro Digital Ltd. (a)	60,205	859,727
Payoneer Global, Inc. (a)	132,122	642,113
Paysign, Inc. (a)	16,052	58,750
PennyMac Financial Services, Inc.	792	72,143
Priority Technology Holdings, Inc. (a)	8,651	28,289
Remitly Global, Inc. (a)	68,023	1,410,797
StoneCo Ltd. Class A (a)	88,311	1,466,846
		9,524,310
Insurance - 1.2%
Amerisafe, Inc.	4,837	242,672
BRP Group, Inc. (a)	30,001	868,229
Crawford & Co. Class A	7,156	67,481
eHealth, Inc. (a)	4,700	28,341
F&G Annuities & Life, Inc.	523	21,208
Fidelis Insurance Holdings Ltd.	7,487	145,847
Goosehead Insurance (a)	10,730	714,833
Hamilton Insurance Group Ltd.	2,061	28,710
HCI Group, Inc.	3,630	421,370
Investors Title Co.	106	17,298
Kingsway Financial Services, Inc. (a)	6,114	50,991
Lemonade, Inc. (a)(b)	4,187	68,709
Oscar Health, Inc. (a)	6,009	89,354
Palomar Holdings, Inc. (a)	12,144	1,018,032
Selective Insurance Group, Inc.	30,041	3,279,576
Siriuspoint Ltd. (a)	3,585	45,565
Skyward Specialty Insurance Group, Inc. (a)	4,175	156,187
Tiptree, Inc.	3,278	56,644
Trupanion, Inc. (a)(b)	19,634	542,095
Universal Insurance Holdings, Inc.	2,614	53,116
		7,916,258
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,118	116,951
TOTAL FINANCIALS		40,392,515
HEALTH CARE - 21.2%
Biotechnology - 10.3%
4D Molecular Therapeutics, Inc. (a)	1,746	55,628
89Bio, Inc. (a)(b)	39,384	458,430
ACADIA Pharmaceuticals, Inc. (a)	61,233	1,132,198
Acelyrin, Inc.	16,545	111,679
Actinium Pharmaceuticals, Inc. (a)(b)	13,511	105,791
ADMA Biologics, Inc. (a)	55,942	369,217
Aerovate Therapeutics, Inc. (a)	5,522	163,286
Agenus, Inc.	28,455	16,504
Akero Therapeutics, Inc. (a)	30,633	773,790
Aldeyra Therapeutics, Inc. (a)	22,878	74,811
Alector, Inc. (a)	36,182	217,816
Alkermes PLC (a)(b)	82,760	2,240,313
Alpine Immune Sciences, Inc. (a)	10,178	403,456
Amicus Therapeutics, Inc. (a)	145,032	1,708,477
AnaptysBio, Inc. (a)	7,582	170,747
Anavex Life Sciences Corp. (a)(b)	35,745	181,942
Apogee Therapeutics, Inc.	9,365	622,304
Arbutus Biopharma Corp. (a)	41,350	106,683
Arcellx, Inc. (a)	19,165	1,332,926
Arcturus Therapeutics Holdings, Inc. (a)	998	33,702
Arcus Biosciences, Inc. (a)	8,099	152,909
Arcutis Biotherapeutics, Inc. (a)(b)	39,145	387,927
Ardelyx, Inc. (a)(b)	75,137	548,500
ArriVent Biopharma, Inc.	2,242	40,042
Arrowhead Pharmaceuticals, Inc. (a)	57,998	1,658,743
Ars Pharmaceuticals, Inc. (a)(b)	2,655	27,134
Astria Therapeutics, Inc. (a)	21,816	307,060
Atara Biotherapeutics, Inc. (a)	4,718	3,274
Aurinia Pharmaceuticals, Inc. (a)(b)	68,212	341,742
Avid Bioservices, Inc. (a)	31,634	211,948
Avita Medical, Inc. (a)(b)	12,451	199,590
Beam Therapeutics, Inc. (a)	33,558	1,108,756
BioCryst Pharmaceuticals, Inc. (a)	71,864	365,069
Biomea Fusion, Inc. (a)(b)	9,832	146,988
BioVie, Inc. (a)(b)	5,898	3,118
BioXcel Therapeutics, Inc. (a)	10,027	28,276
Blueprint Medicines Corp. (a)	30,348	2,878,811
BridgeBio Pharma, Inc. (a)	40,386	1,248,735
Cabaletta Bio, Inc. (a)	15,173	258,851
Cargo Therapeutics, Inc.	4,892	109,189
Cartesian Therapeutics, Inc.	15,112	9,823
Cartesian Therapeutics, Inc. rights (a)(c)	12,935	1,682
Catalyst Pharmaceutical Partners, Inc. (a)	55,436	883,650
Celldex Therapeutics, Inc. (a)	7,993	335,466
Cerevel Therapeutics Holdings (a)	35,752	1,511,237
CG Oncology, Inc.	5,264	231,090
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Cogent Biosciences, Inc. (a)	22,233	149,406
Coherus BioSciences, Inc. (a)(b)	43,176	103,191
Compass Therapeutics, Inc. (a)	4,413	8,738
Crinetics Pharmaceuticals, Inc. (a)	5,555	260,030
Cue Biopharma, Inc. (a)(b)	17,634	33,328
Cytokinetics, Inc. (a)	44,049	3,088,275
Day One Biopharmaceuticals, Inc. (a)	28,747	474,900
Deciphera Pharmaceuticals, Inc. (a)	9,271	145,833
Denali Therapeutics, Inc. (a)	59,708	1,225,208
Disc Medicine, Inc. (a)	4,395	273,633
Dynavax Technologies Corp. (a)(b)	54,157	672,088
Dyne Therapeutics, Inc. (a)	8,516	241,769
Enanta Pharmaceuticals, Inc. (a)	1,234	21,546
Fennec Pharmaceuticals, Inc. (a)(b)	2,263	25,165
Foghorn Therapeutics, Inc. (a)	10,456	70,160
Genelux Corp. (a)(b)	2,333	15,001
Geron Corp. (a)	193,792	639,514
Halozyme Therapeutics, Inc. (a)	64,763	2,634,559
Heron Therapeutics, Inc. (a)(b)	48,275	133,722
HilleVax, Inc. (a)	3,053	50,771
Humacyte, Inc. Class A (a)	27,530	85,618
Ideaya Biosciences, Inc. (a)	21,069	924,508
Immuneering Corp. (a)	8,743	25,267
ImmunityBio, Inc. (a)(b)	53,783	288,815
Immunovant, Inc. (a)	26,835	867,039
Inhibrx, Inc. (a)	11,257	393,545
Insmed, Inc. (a)	69,047	1,873,245
Intellia Therapeutics, Inc. (a)	6,523	179,448
Ironwood Pharmaceuticals, Inc. Class A (a)	27,875	242,791
Janux Therapeutics, Inc. (a)	526	19,804
Karyopharm Therapeutics, Inc. (a)(b)	56,123	84,746
Keros Therapeutics, Inc. (a)	12,778	845,904
Krystal Biotech, Inc. (a)	10,790	1,919,865
Kymera Therapeutics, Inc. (a)(b)	20,294	815,819
Lexeo Therapeutics, Inc.	2,371	37,177
Lexicon Pharmaceuticals, Inc. (a)	21,469	51,526
Lineage Cell Therapeutics, Inc. (a)(b)	65,732	97,283
Macrogenics, Inc. (a)	9,117	134,202
Madrigal Pharmaceuticals, Inc. (a)(b)	7,386	1,972,357
MannKind Corp. (a)	106,517	482,522
MeiraGTx Holdings PLC (a)	11,803	71,644
Merrimack Pharmaceuticals, Inc. (a)	5,178	76,479
Mersana Therapeutics, Inc. (a)	33,987	152,262
Mineralys Therapeutics, Inc. (a)	2,439	31,487
Mirum Pharmaceuticals, Inc. (a)(b)	12,254	307,820
Morphic Holding, Inc. (a)	16,819	592,029
Mural Oncology PLC	8,196	40,078
Novavax, Inc. (a)(b)	46,212	220,893
Nuvalent, Inc. Class A (a)	13,212	992,089
Nuvectis Pharma, Inc. (a)(b)	3,645	29,889
Omega Therapeutics, Inc. (a)(b)	12,041	43,950
Omniab, Inc. (a)(c)	191	796
Omniab, Inc. (a)(c)	191	745
Organogenesis Holdings, Inc. Class A (a)	4,008	11,383
Outlook Therapeutics, Inc. (a)(b)	3,877	46,291
PDS Biotechnology Corp. (a)(b)	13,826	54,751
PepGen, Inc. (a)	1,169	17,184
Prime Medicine, Inc. (a)(b)	19,756	138,292
ProKidney Corp. (a)(b)	5,595	9,176
Protagonist Therapeutics, Inc. (a)	17,989	520,422
Prothena Corp. PLC (a)	21,036	521,062
PTC Therapeutics, Inc. (a)	28,955	842,301
RAPT Therapeutics, Inc. (a)	11,048	99,211
Reneo Pharmaceuticals, Inc. (a)(b)	4,206	6,982
Revolution Medicines, Inc. (a)	51,634	1,664,164
Rhythm Pharmaceuticals, Inc. (a)	26,561	1,150,888
Rigel Pharmaceuticals, Inc. (a)	69,355	102,645
Rocket Pharmaceuticals, Inc. (a)	27,625	744,218
Sage Therapeutics, Inc. (a)	24,879	466,232
Sagimet Biosciences, Inc. (b)	5,306	28,759
Sana Biotechnology, Inc. (a)(b)	3,493	34,930
Savara, Inc. (a)	2,800	13,944
Seres Therapeutics, Inc. (a)	31,835	24,643
SpringWorks Therapeutics, Inc. (a)	34,197	1,683,176
Summit Therapeutics, Inc. (a)(b)	57,452	237,851
Syndax Pharmaceuticals, Inc. (a)	32,723	778,807
TG Therapeutics, Inc. (a)(b)	68,965	1,048,958
Travere Therapeutics, Inc. (a)	33,387	257,414
Turnstone Biologics Corp.	3,730	9,773
Tyra Biosciences, Inc. (a)	2,605	42,722
UroGen Pharma Ltd. (a)	11,384	170,760
Vaxcyte, Inc. (a)	52,960	3,617,698
Vaxxinity, Inc. Class A (a)(b)	20,713	14,862
Vera Therapeutics, Inc. (a)	9,616	414,642
Vericel Corp. (a)	23,698	1,232,770
Viking Therapeutics, Inc. (a)	51,078	4,188,396
Vir Biotechnology, Inc. (a)	2,071	20,979
Viridian Therapeutics, Inc. (a)	19,576	342,776
Voyager Therapeutics, Inc. (a)	19,655	182,988
X4 Pharmaceuticals, Inc. (a)	30,222	42,009
Xencor, Inc. (a)	15,930	352,531
Y-mAbs Therapeutics, Inc. (a)	8,645	140,568
Zentalis Pharmaceuticals, Inc. (a)	28,846	454,613
		69,179,560
Health Care Equipment & Supplies - 3.9%
Accuray, Inc. (a)	45,220	111,693
Alphatec Holdings, Inc. (a)	18,724	258,204
Artivion, Inc. (a)	2,948	62,380
Atricure, Inc. (a)	16,806	511,239
Atrion Corp.	681	315,678
AxoGen, Inc. (a)	20,953	169,091
Axonics, Inc. (a)	24,833	1,712,732
Beyond Air, Inc. (a)(b)	11,502	20,013
Cerus Corp. (a)	87,919	166,167
ClearPoint Neuro, Inc. (a)	10,676	72,597
CONMED Corp.	15,263	1,222,261
Cutera, Inc. (a)(b)	1,108	1,629
CVRx, Inc. (a)	4,877	88,810
Embecta Corp.	3,142	41,694
Glaukos Corp. (a)	23,672	2,232,033
Haemonetics Corp. (a)	25,029	2,136,225
Inari Medical, Inc. (a)	24,894	1,194,414
InMode Ltd. (a)	38,575	833,606
IRadimed Corp.	3,619	159,200
iRhythm Technologies, Inc. (a)	15,331	1,778,396
KORU Medical Systems, Inc. (a)	16,731	39,485
Lantheus Holdings, Inc. (a)	33,956	2,113,421
LeMaitre Vascular, Inc.	9,838	652,850
LivaNova PLC (a)	1,717	96,049
Merit Medical Systems, Inc. (a)	28,368	2,148,876
Nevro Corp. (a)	5,980	86,351
Omnicell, Inc. (a)	11,033	322,495
Orchestra BioMed Holdings, Inc. (a)(b)	7,471	39,372
OrthoPediatrics Corp. (a)	6,926	201,962
Outset Medical, Inc. (a)	24,770	54,989
Paragon 28, Inc. (a)	22,261	274,923
PROCEPT BioRobotics Corp. (a)(b)	20,082	992,452
Pulmonx Corp. (a)	18,879	175,008
Pulse Biosciences, Inc. (a)(b)	2,033	17,707
RxSight, Inc. (a)	14,144	729,548
Sanara Medtech, Inc. (a)	1,915	70,855
Semler Scientific, Inc. (a)	2,273	66,394
SI-BONE, Inc. (a)	20,076	328,644
Sight Sciences, Inc. (a)	11,126	58,745
Silk Road Medical, Inc. (a)	19,340	354,309
Staar Surgical Co. (a)	24,466	936,558
SurModics, Inc. (a)	6,820	200,099
Tactile Systems Technology, Inc. (a)	11,918	193,668
Tela Bio, Inc. (a)	8,215	46,579
TransMedics Group, Inc. (a)(b)	15,786	1,167,217
Treace Medical Concepts, Inc. (a)	22,367	291,889
UFP Technologies, Inc. (a)	3,530	890,266
Utah Medical Products, Inc.	1,614	114,772
Vicarious Surgical, Inc. (a)(b)	22,335	6,734
Zynex, Inc. (a)(b)	9,015	111,516
		25,871,795
Health Care Providers & Services - 3.9%
Accolade, Inc. (a)	33,012	345,966
AdaptHealth Corp. (a)	24,500	281,995
Addus HomeCare Corp. (a)	3,656	377,811
Agiliti, Inc. (a)	13,320	134,798
AirSculpt Technologies, Inc. (a)(b)	5,565	34,169
Alignment Healthcare, Inc. (a)	42,144	209,034
AMN Healthcare Services, Inc. (a)	19,070	1,192,066
Astrana Health, Inc. (a)	21,704	911,351
Aveanna Healthcare Holdings, Inc. (a)	5,663	14,101
BrightSpring Health Services, Inc.	17,428	189,442
Castle Biosciences, Inc. (a)	4,726	104,681
Corvel Corp. (a)	4,341	1,141,509
Cross Country Healthcare, Inc. (a)	2,779	52,023
DocGo, Inc. Class A (a)	38,715	156,409
Guardant Health, Inc. (a)	56,272	1,160,891
HealthEquity, Inc. (a)	42,440	3,464,377
Hims & Hers Health, Inc. (a)	61,910	957,748
InfuSystems Holdings, Inc. (a)	9,414	80,678
Innovage Holding Corp. (a)	9,292	41,256
LifeStance Health Group, Inc. (a)(b)	28,490	175,783
Modivcare, Inc. (a)	6,311	147,993
Nano-X Imaging Ltd. (a)(b)	2,509	24,513
National Research Corp. Class A	7,131	282,459
NeoGenomics, Inc. (a)	5,542	87,120
Option Care Health, Inc. (a)	83,653	2,805,722
P3 Health Partners, Inc. Class A (a)	20,038	20,639
Patterson Companies, Inc.	9,002	248,905
Pennant Group, Inc. (a)	14,126	277,293
PetIQ, Inc. Class A (a)	11,309	206,729
Privia Health Group, Inc. (a)	56,078	1,098,568
Progyny, Inc. (a)	39,725	1,515,509
Quipt Home Medical Corp. (a)	20,211	88,322
RadNet, Inc. (a)	30,117	1,465,493
Select Medical Holdings Corp.	51,978	1,567,137
Surgery Partners, Inc. (a)	34,207	1,020,395
The Ensign Group, Inc.	27,195	3,383,602
The Joint Corp. (a)	7,011	91,564
U.S. Physical Therapy, Inc.	7,426	838,173
Viemed Healthcare, Inc. (a)	16,989	160,206
		26,356,430
Health Care Technology - 0.6%
Definitive Healthcare Corp. (a)(b)	7,681	61,986
Evolent Health, Inc. Class A (a)	56,135	1,840,667
Health Catalyst, Inc. (a)	15,215	114,569
HealthStream, Inc.	4,916	131,061
OptimizeRx Corp. (a)	8,141	98,913
Phreesia, Inc. (a)	26,431	632,494
Schrodinger, Inc. (a)(b)	27,137	732,699
Sharecare, Inc. Class A (a)	7,459	5,725
Simulations Plus, Inc. (b)	7,852	323,110
		3,941,224
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	41,254	132,425
Akoya Biosciences, Inc. (a)(b)	11,519	54,024
BioLife Solutions, Inc. (a)	16,103	298,711
Codexis, Inc. (a)	4,255	14,850
CryoPort, Inc. (a)	18,638	329,893
Cytek Biosciences, Inc. (a)	60,727	407,478
Harvard Bioscience, Inc. (a)	20,865	88,468
MaxCyte, Inc. (a)	2,971	12,448
Mesa Laboratories, Inc.	2,549	279,702
Pacific Biosciences of California, Inc. (a)(b)	69,884	262,065
Quanterix Corp. (a)	2,799	65,944
		1,946,008
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)	34,181	42,384
Amphastar Pharmaceuticals, Inc. (a)	18,790	825,069
Amylyx Pharmaceuticals, Inc. (a)	25,501	72,423
ANI Pharmaceuticals, Inc. (a)	5,605	387,474
Arvinas Holding Co. LLC (a)	23,792	982,134
Axsome Therapeutics, Inc. (a)(b)	17,825	1,422,435
Biote Corp. Class A (a)	3,165	18,357
Bright Green Corp. (a)(b)	28,185	6,866
Cassava Sciences, Inc. (a)(b)	19,983	405,455
Citius Pharmaceuticals, Inc. (a)(b)	5,751	5,160
Collegium Pharmaceutical, Inc. (a)	16,269	631,563
Corcept Therapeutics, Inc. (a)(b)	40,569	1,021,933
CorMedix, Inc. (a)(b)	25,218	106,924
Evolus, Inc. (a)	20,963	293,482
Eyenovia, Inc. (a)(b)	14,748	14,542
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,065	208,044
Harmony Biosciences Holdings, Inc. (a)	16,151	542,351
Harrow, Inc. (a)(b)	15,075	199,442
Innoviva, Inc. (a)	2,818	42,946
Intra-Cellular Therapies, Inc. (a)	46,772	3,236,622
Ligand Pharmaceuticals, Inc. Class B (a)	1,282	93,714
Liquidia Corp. (a)	17,723	261,414
Longboard Pharmaceuticals, Inc. (a)	4,298	92,837
Marinus Pharmaceuticals, Inc. (a)(b)	27,351	247,253
Neumora Therapeutics, Inc. (b)	3,414	46,943
Novartis AG rights (a)(c)	7,324	0
Ocular Therapeutix, Inc. (a)(b)	57,549	523,696
Omeros Corp. (a)(b)	12,257	42,287
OptiNose, Inc. (a)	35,903	52,418
Pacira Biosciences, Inc. (a)	22,701	663,323
Phathom Pharmaceuticals, Inc. (a)(b)	4,045	42,958
Phibro Animal Health Corp. Class A	2,869	37,096
Pliant Therapeutics, Inc. (a)(b)	28,759	428,509
Revance Therapeutics, Inc. (a)(b)	43,323	213,149
Scilex Holding Co. (a)(i)	2,699	3,862
scPharmaceuticals, Inc. (a)(b)	14,197	71,269
SIGA Technologies, Inc.	22,763	194,851
Supernus Pharmaceuticals, Inc. (a)	24,498	835,627
Terns Pharmaceuticals, Inc. (a)	13,990	91,774
Ventyx Biosciences, Inc. (a)	23,005	126,528
Verrica Pharmaceuticals, Inc. (a)(b)	10,442	61,817
Xeris Biopharma Holdings, Inc. (a)	65,741	145,288
		14,742,219
TOTAL HEALTH CARE		142,037,236
INDUSTRIALS - 20.1%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	13,486	2,067,134
Cadre Holdings, Inc.	9,633	348,715
Eve Holding, Inc. (a)	9,153	49,426
Leonardo DRS, Inc. (a)	34,197	755,412
Moog, Inc. Class A	2,927	467,296
Redwire Corp. (a)(b)	3,912	17,174
Rocket Lab U.S.A., Inc. Class A (a)(b)	141,036	579,658
Terran Orbital Corp. Class A (a)(b)	3,623	4,746
Virgin Galactic Holdings, Inc. (a)(b)	100,791	149,171
		4,438,732
Air Freight & Logistics - 0.0%
Forward Air Corp.	12,978	403,746
Building Products - 2.1%
AAON, Inc.	33,804	2,978,132
American Woodmark Corp. (a)	540	54,896
Apogee Enterprises, Inc.	4,176	247,219
CSW Industrials, Inc.	7,693	1,804,778
Gibraltar Industries, Inc. (a)	8,549	688,451
Griffon Corp.	11,684	856,905
Janus International Group, Inc. (a)	42,538	643,600
Masonite International Corp. (a)	10,952	1,439,640
Simpson Manufacturing Co. Ltd.	21,417	4,394,340
UFP Industries, Inc.	4,613	567,445
Zurn Elkay Water Solutions Cor	14,608	488,930
		14,164,336
Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. Class A (a)	63,303	1,188,197
Aris Water Solution, Inc. Class A	971	13,740
Casella Waste Systems, Inc. Class A (a)	28,151	2,783,289
Cimpress PLC (a)	5,117	452,906
Healthcare Services Group, Inc. (a)	35,485	442,853
HNI Corp.	2,174	98,113
LanzaTech Global, Inc. (a)(b)	10,157	31,436
Liquidity Services, Inc. (a)	6,830	127,038
Matthews International Corp. Class A	3,936	122,331
Montrose Environmental Group, Inc. (a)	14,014	548,928
Performant Financial Corp. (a)	24,749	72,762
Pitney Bowes, Inc. (b)	88,561	383,469
SP Plus Corp. (a)	9,825	513,062
The Brink's Co.	22,324	2,062,291
Viad Corp. (a)	10,081	398,099
		9,238,514
Construction & Engineering - 2.8%
Ameresco, Inc. Class A (a)(b)	15,947	384,801
API Group Corp. (a)	70,128	2,753,927
Bowman Consulting Group Ltd. (a)	5,339	185,744
Comfort Systems U.S.A., Inc.	17,668	5,613,300
Concrete Pumping Holdings, Inc. (a)	7,467	58,989
Construction Partners, Inc. Class A (a)	21,342	1,198,353
Dycom Industries, Inc. (a)	14,316	2,054,775
Fluor Corp. (a)	66,297	2,803,037
Granite Construction, Inc.	3,027	172,933
IES Holdings, Inc. (a)	4,111	500,062
INNOVATE Corp. (a)(b)	4,240	2,971
Limbach Holdings, Inc. (a)	833	34,503
MYR Group, Inc. (a)	8,190	1,447,583
Primoris Services Corp.	1,705	72,582
Southland Holdings, Inc. (a)	158	814
Sterling Construction Co., Inc. (a)	13,097	1,444,730
		18,729,104
Electrical Equipment - 2.2%
374Water, Inc. (a)(b)	30,417	38,325
Allient, Inc.	6,411	228,744
Amprius Technologies, Inc. (a)(b)	2,716	7,197
Array Technologies, Inc. (a)	75,441	1,124,825
Atkore, Inc.	18,592	3,539,173
Babcock & Wilcox Enterprises, Inc. (a)	2,349	2,654
Blink Charging Co. (a)(b)	14,214	42,784
Bloom Energy Corp. Class A (a)(b)	95,999	1,079,029
Dragonfly Energy Holdings Corp. (a)(b)	13,499	7,289
EnerSys	18,983	1,793,134
Enovix Corp. (a)(b)	69,117	553,627
Eos Energy Enterprises, Inc. (a)(b)	69,220	71,297
Fluence Energy, Inc. (a)(b)	29,472	511,044
FTC Solar, Inc. (a)(b)	33,016	17,796
GrafTech International Ltd.	53,769	74,201
LSI Industries, Inc.	10,553	159,561
Nextracker, Inc. Class A (a)	62,812	3,534,431
NuScale Power Corp. (a)(b)	27,703	147,103
Preformed Line Products Co.	562	72,313
SES AI Corp. Class A (a)(b)	5,304	8,911
Shoals Technologies Group, Inc. (a)	85,423	955,029
SKYX Platforms Corp. (a)(b)	32,422	42,473
SunPower Corp. (a)(b)	43,260	129,780
Thermon Group Holdings, Inc. (a)	1,966	64,328
TPI Composites, Inc. (a)(b)	21,089	61,369
Vicor Corp. (a)	11,164	426,911
		14,693,328
Ground Transportation - 0.4%
ArcBest Corp.	4,672	665,760
Daseke, Inc. (a)	22,875	189,863
Marten Transport Ltd.	23,363	431,748
P.A.M. Transportation Services, Inc. (a)	375	6,079
RXO, Inc. (a)	50,213	1,098,158
Werner Enterprises, Inc.	4,589	179,522
		2,571,130
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	12,865	310,561
Machinery - 4.6%
Alamo Group, Inc.	5,027	1,147,815
Albany International Corp. Class A	13,618	1,273,419
Blue Bird Corp. (a)	1,116	42,787
Chart Industries, Inc. (a)	13,191	2,172,822
Commercial Vehicle Group, Inc. (a)	1,762	11,330
Douglas Dynamics, Inc.	11,159	269,155
Energy Recovery, Inc. (a)	28,015	442,357
Enerpac Tool Group Corp. Class A	27,192	969,667
ESCO Technologies, Inc.	7,381	790,136
Federal Signal Corp.	29,930	2,540,159
Franklin Electric Co., Inc.	23,055	2,462,505
Gorman-Rupp Co.	2,493	98,598
Helios Technologies, Inc.	16,553	739,754
Hillenbrand, Inc.	35,081	1,764,223
Hyster-Yale Materials Handling, Inc. Class A	5,517	354,026
John Bean Technologies Corp.	15,934	1,671,317
Kadant, Inc.	5,841	1,916,432
Lindsay Corp.	5,515	648,895
Mayville Engineering Co., Inc. (a)	476	6,821
Miller Industries, Inc.	351	17,585
Mueller Industries, Inc.	24,314	1,311,254
Mueller Water Products, Inc. Class A	77,312	1,243,950
Omega Flex, Inc.	1,652	117,176
Shyft Group, Inc. (The)	16,701	207,426
SPX Technologies, Inc. (a)	18,187	2,239,365
Standex International Corp.	4,760	867,367
Tennant Co.	4,898	595,646
Terex Corp.	19,205	1,236,802
Trinity Industries, Inc.	7,330	204,141
Velo3D, Inc. (a)(b)	44,406	20,231
Wabash National Corp.	22,940	686,824
Watts Water Technologies, Inc. Class A	13,653	2,901,945
		30,971,930
Marine Transportation - 0.0%
Himalaya Shipping Ltd.	2,399	18,496
Passenger Airlines - 0.1%
Allegiant Travel Co.	799	60,093
Frontier Group Holdings, Inc. (a)(b)	19,666	159,491
Joby Aviation, Inc. (a)(b)	46,032	246,732
Sun Country Airlines Holdings, Inc. (a)	12,088	182,408
		648,724
Professional Services - 3.6%
ASGN, Inc. (a)	6,059	634,741
Asure Software, Inc. (a)	2,098	16,322
Barrett Business Services, Inc.	3,013	381,807
CBIZ, Inc. (a)	23,914	1,877,249
CRA International, Inc.	3,372	504,384
CSG Systems International, Inc.	14,758	760,627
ExlService Holdings, Inc. (a)	80,695	2,566,101
Exponent, Inc.	25,306	2,092,553
First Advantage Corp. (b)	2,435	39,496
FiscalNote Holdings, Inc. Class A (a)(b)	5,917	7,870
Forrester Research, Inc. (a)	5,839	125,889
Franklin Covey Co. (a)	5,753	225,863
Hirequest, Inc.	2,620	33,929
Huron Consulting Group, Inc. (a)	9,254	894,121
IBEX Ltd. (a)	4,844	74,743
ICF International, Inc.	9,358	1,409,596
Innodata, Inc. (a)(b)	12,887	85,054
Insperity, Inc.	17,760	1,946,674
Kforce, Inc. (b)	9,379	661,407
LegalZoom.com, Inc. (a)	66,589	888,297
Maximus, Inc.	30,350	2,546,365
NV5 Global, Inc. (a)	6,237	611,288
Parsons Corp. (a)	9,414	780,891
Planet Labs PBC Class A (a)(b)	78,210	199,436
Sterling Check Corp. (a)	1,029	16,546
TriNet Group, Inc.	15,970	2,115,865
Ttec Holdings, Inc.	9,596	99,511
Upwork, Inc. (a)	62,299	763,786
Verra Mobility Corp. (a)	68,337	1,706,375
		24,066,786
Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc.	11,560	149,702
Applied Industrial Technologies, Inc.	19,246	3,802,047
Beacon Roofing Supply, Inc. (a)	3,256	319,153
Custom Truck One Source, Inc. Class A (a)	27,999	162,954
Distribution Solutions Group I (a)	4,492	159,376
EVI Industries, Inc.	2,763	68,799
FTAI Aviation Ltd.	49,678	3,343,329
GATX Corp. (b)	1,113	149,175
Global Industrial Co.	5,096	228,199
GMS, Inc. (a)	6,292	612,463
H&E Equipment Services, Inc.	16,038	1,029,319
Herc Holdings, Inc.	14,128	2,377,742
Hudson Technologies, Inc. (a)	3,500	38,535
Karat Packaging, Inc.	3,352	95,901
McGrath RentCorp.	12,334	1,521,646
MRC Global, Inc. (a)	14,153	177,903
Transcat, Inc. (a)	4,123	459,426
Xometry, Inc. (a)	1,900	32,091
		14,727,760
TOTAL INDUSTRIALS		134,983,147
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 0.7%
Calix, Inc. (a)	29,375	974,075
Cambium Networks Corp. (a)	5,915	25,494
Clearfield, Inc. (a)(b)	6,464	199,350
CommScope Holding Co., Inc. (a)	103,704	135,852
Digi International, Inc. (a)	15,687	500,886
Extreme Networks, Inc. (a)	62,824	724,989
Harmonic, Inc. (a)	54,842	737,076
Infinera Corp. (a)(b)	99,908	602,445
Viavi Solutions, Inc. (a)	90,899	826,272
		4,726,439
Electronic Equipment, Instruments & Components - 3.1%
Advanced Energy Industries, Inc.	18,815	1,918,754
Akoustis Technologies, Inc. (a)(b)	49,148	29,051
Arlo Technologies, Inc. (a)	39,758	502,939
Badger Meter, Inc.	14,679	2,375,209
Bel Fuse, Inc. Class B (non-vtg.)	389	23,461
Belden, Inc.	12,845	1,189,575
Climb Global Solutions, Inc.	1,702	120,638
CTS Corp.	15,457	723,233
ePlus, Inc. (a)	756	59,376
Evolv Technologies Holdings, Inc. (a)(b)	10,701	47,619
Fabrinet (a)	18,374	3,473,053
FARO Technologies, Inc. (a)	842	18,111
Insight Enterprises, Inc. (a)	14,023	2,601,547
Iteris, Inc. (a)	11,597	57,289
Itron, Inc. (a)	2,148	198,733
Kimball Electronics, Inc. (a)	2,801	60,642
Lightwave Logic, Inc. (a)(b)	57,967	271,286
Luna Innovations, Inc. (a)(b)	16,412	52,600
MicroVision, Inc. (a)(b)	96,212	177,030
Napco Security Technologies, Inc.	16,532	663,925
Novanta, Inc. (a)	17,882	3,125,237
OSI Systems, Inc. (a)	8,015	1,144,702
Par Technology Corp. (a)	1,019	46,222
Plexus Corp. (a)	12,097	1,147,038
Presto Automation, Inc. (a)(b)	1,365	238
Rogers Corp. (a)	6,328	751,070
Sanmina Corp. (a)	1,455	90,472
		20,869,050
IT Services - 0.7%
Applied Digital Corp. (a)(b)	43,512	186,231
BigBear.ai Holdings, Inc. (a)(b)	25,960	53,218
BigCommerce Holdings, Inc. (a)	34,181	235,507
Couchbase, Inc. (a)	17,699	465,661
Digitalocean Holdings, Inc. (a)(b)	30,658	1,170,522
Fastly, Inc. Class A (a)	50,998	661,444
Grid Dynamics Holdings, Inc. (a)	22,476	276,230
Hackett Group, Inc.	11,406	277,166
Information Services Group, Inc.	9,304	37,588
Perficient, Inc. (a)	17,094	962,221
Squarespace, Inc. Class A (a)	8,614	313,894
Thoughtworks Holding, Inc. (a)	45,825	115,937
Tucows, Inc. (a)(b)	1,959	36,359
		4,791,978
Semiconductors & Semiconductor Equipment - 4.1%
ACM Research, Inc. (a)	3,843	111,985
AEHR Test Systems (a)(b)	13,688	169,731
Ambarella, Inc. (a)	11,741	596,091
Atomera, Inc. (a)(b)	7,937	48,892
Axcelis Technologies, Inc. (a)	16,279	1,815,434
CEVA, Inc. (a)	10,095	229,257
Credo Technology Group Holding Ltd. (a)	62,142	1,316,789
Diodes, Inc. (a)	17,651	1,244,396
FormFactor, Inc. (a)	38,556	1,759,310
Impinj, Inc. (a)	11,664	1,497,774
indie Semiconductor, Inc. (a)(b)	70,797	501,243
Intest Corp. (a)	5,812	77,009
Kulicke & Soffa Industries, Inc.	19,400	976,014
MACOM Technology Solutions Holdings, Inc. (a)	27,649	2,644,350
Maxeon Solar Technologies Ltd. (a)(b)	10,155	33,816
MaxLinear, Inc. Class A (a)	37,916	707,892
Navitas Semiconductor Corp. (a)(b)	8,785	41,904
NVE Corp. (b)	2,090	188,476
Onto Innovation, Inc. (a)	20,948	3,793,264
PDF Solutions, Inc. (a)	15,371	517,542
Power Integrations, Inc.	28,369	2,029,802
Rambus, Inc. (a)	53,770	3,323,524
Silicon Laboratories, Inc. (a)	15,867	2,280,405
SiTime Corp. (a)	8,849	824,992
SkyWater Technology, Inc. (a)	9,711	98,761
SMART Global Holdings, Inc. (a)	5,608	147,603
Synaptics, Inc. (a)	1,584	154,535
Transphorm, Inc. (a)	14,494	71,166
		27,201,957
Software - 11.3%
8x8, Inc. (a)	61,830	166,941
A10 Networks, Inc.	35,059	479,958
ACI Worldwide, Inc. (a)	46,796	1,554,095
Adeia, Inc.	46,871	511,831
Agilysys, Inc. (a)	10,102	851,195
Alarm.com Holdings, Inc. (a)	23,922	1,733,627
Alkami Technology, Inc. (a)	20,133	494,668
Altair Engineering, Inc. Class A (a)	27,379	2,358,701
American Software, Inc. Class A	12,705	145,472
Amplitude, Inc. (a)	34,124	371,269
AppFolio, Inc. (a)	9,581	2,364,016
Appian Corp. Class A (a)	20,467	817,657
Asana, Inc. (a)(b)	41,413	641,487
AvePoint, Inc. (a)	74,435	589,525
Bit Digital, Inc. (a)(b)	6,961	19,978
Blackbaud, Inc. (a)	21,754	1,612,842
BlackLine, Inc. (a)	28,446	1,837,043
Box, Inc. Class A (a)	70,330	1,991,746
Braze, Inc. (a)	26,734	1,184,316
C3.ai, Inc. (a)(b)	31,375	849,321
Cipher Mining, Inc. (a)(b)	1,564	8,055
Cleanspark, Inc. (a)	11,904	252,484
Clear Secure, Inc.	41,421	881,025
CommVault Systems, Inc. (a)	20,725	2,102,137
Consensus Cloud Solutions, Inc. (a)	5,562	88,213
CoreCard Corp. (a)(b)	3,564	39,382
CXApp, Inc. Class A (a)(b)	837	2,051
Digimarc Corp. (a)(b)	7,042	191,402
Digital Turbine, Inc. (a)	12,316	32,268
Domo, Inc. Class B (a)	16,459	146,814
eGain Communications Corp. (a)	10,288	66,358
Enfusion, Inc. Class A (a)(b)	19,766	182,836
Envestnet, Inc. (a)	24,958	1,445,318
Everbridge, Inc. (a)	20,542	715,478
EverCommerce, Inc. (a)	9,024	85,006
Expensify, Inc. (a)	27,214	50,074
Freshworks, Inc. (a)	80,978	1,474,609
Instructure Holdings, Inc. (a)(b)	9,679	206,937
Intapp, Inc. (a)	19,838	680,443
InterDigital, Inc.	12,849	1,367,905
Jamf Holding Corp. (a)	35,292	647,608
Kaltura, Inc. (a)	41,523	56,056
LivePerson, Inc. (a)(b)	38,824	38,723
Marathon Digital Holdings, Inc. (a)	111,829	2,525,099
MeridianLink, Inc. (a)	8,828	165,084
MicroStrategy, Inc. Class A (a)(b)	7,412	12,634,199
Mitek Systems, Inc. (a)	20,376	287,302
Model N, Inc. (a)	19,356	551,065
N-able, Inc. (a)	31,235	408,241
Nextnav, Inc. (a)(b)	25,365	166,902
Olo, Inc. (a)	29,444	161,648
Onespan, Inc. (a)	18,299	212,817
Pagerduty, Inc. (a)	44,469	1,008,557
PowerSchool Holdings, Inc. (a)(b)	28,408	604,806
Progress Software Corp.	22,069	1,176,498
PROS Holdings, Inc. (a)	16,077	584,077
Q2 Holdings, Inc. (a)	28,460	1,495,858
Qualys, Inc. (a)	18,549	3,095,272
Rapid7, Inc. (a)	30,298	1,485,814
Red Violet, Inc. (a)(b)	5,503	107,584
Rimini Street, Inc. (a)	25,861	84,307
Riot Platforms, Inc. (a)(b)	68,685	840,704
Sapiens International Corp. NV	15,444	496,679
Semrush Holdings, Inc. (a)	16,088	213,327
SoundHound AI, Inc. (a)(b)	68,662	404,419
SoundThinking, Inc. (a)	5,101	81,004
Sprinklr, Inc. (a)(b)	52,587	645,242
Sprout Social, Inc. (a)(b)	24,259	1,448,505
SPS Commerce, Inc. (a)	18,312	3,385,889
Tenable Holdings, Inc. (a)	58,059	2,869,856
Varonis Systems, Inc. (a)	54,224	2,557,746
Verint Systems, Inc. (a)	28,305	938,311
Veritone, Inc. (a)(b)	13,017	68,469
Viant Technology, Inc. (a)	7,274	77,541
Weave Communications, Inc. (a)	17,103	196,342
Workiva, Inc. (a)(b)	24,817	2,104,482
Yext, Inc. (a)	52,986	319,506
Zeta Global Holdings Corp. (a)	70,109	766,291
Zuora, Inc. (a)	67,660	617,059
		76,123,372
Technology Hardware, Storage & Peripherals - 3.9%
CompoSecure, Inc. (a)(b)	7,224	52,230
Corsair Gaming, Inc. (a)	18,310	225,945
CPI Card Group (a)(b)	2,098	37,470
IonQ, Inc. (a)(b)	12,620	126,074
Super Micro Computer, Inc. (a)	25,387	25,641,614
		26,083,333
TOTAL INFORMATION TECHNOLOGY		159,796,129
MATERIALS - 4.1%
Chemicals - 2.4%
American Vanguard Corp.	2,265	29,332
Arcadium Lithium PLC	511,081	2,202,759
Balchem Corp.	15,965	2,473,777
Cabot Corp.	27,159	2,504,060
Core Molding Technologies, Inc. (a)	246	4,657
Ecovyst, Inc. (a)	10,232	114,087
H.B. Fuller Co.	24,096	1,921,415
Hawkins, Inc.	9,632	739,738
Ingevity Corp. (a)	18,243	870,191
Innospec, Inc.	10,972	1,414,730
Orion SA	27,629	649,834
PureCycle Technologies, Inc. (a)(b)	12,860	79,989
Quaker Houghton	6,947	1,425,872
Sensient Technologies Corp.	20,965	1,450,568
Stepan Co.	1,230	110,749
		15,991,758
Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,019	303,805
Containers & Packaging - 0.2%
Myers Industries, Inc.	18,153	420,605
O-I Glass, Inc. (a)	65,965	1,094,359
		1,514,964
Metals & Mining - 1.2%
5E Advanced Materials, Inc. (a)(b)	16,669	22,336
Alpha Metallurgical Resources	395	130,812
ATI, Inc. (a)	64,388	3,294,734
Century Aluminum Co. (a)	26,082	401,402
Compass Minerals International, Inc.	17,303	272,349
Constellium NV (a)	39,691	877,568
Contango ORE, Inc. (a)	1,856	36,842
Dakota Gold Corp. (a)	21,795	51,654
Hecla Mining Co.	63,735	306,565
i-80 Gold Corp. (a)(b)	5,851	7,840
Ivanhoe Electric, Inc. (a)	32,029	313,884
Kaiser Aluminum Corp.	7,596	678,779
Materion Corp.	10,228	1,347,539
NioCorp Developments Ltd. (a)(b)	952	2,589
Novagold Resources, Inc. (a)	119,915	359,745
Perpetua Resources Corp. (a)(b)	19,251	80,084
Piedmont Lithium, Inc. (a)(b)	2,991	39,840
Ryerson Holding Corp.	931	31,189
		8,255,751
Paper & Forest Products - 0.2%
Sylvamo Corp.	17,822	1,100,330
TOTAL MATERIALS		27,166,608
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexanders, Inc.	1,064	231,037
CareTrust (REIT), Inc.	5,542	135,059
CBL & Associates Properties, Inc.	10,013	229,398
Clipper Realty, Inc.	4,900	23,667
Community Healthcare Trust, Inc.	8,827	234,357
Essential Properties Realty Trust, Inc.	8,535	227,543
Four Corners Property Trust, Inc.	4,905	120,025
Gladstone Commercial Corp.	3,418	47,305
National Health Investors, Inc.	2,030	127,545
NexPoint Residential Trust, Inc.	3,293	106,002
Outfront Media, Inc.	34,703	582,663
Phillips Edison & Co., Inc.	10,331	370,573
Ryman Hospitality Properties, Inc.	29,115	3,365,985
Saul Centers, Inc.	5,315	204,574
Tanger, Inc.	24,410	720,827
UMH Properties, Inc.	5,098	82,792
Universal Health Realty Income Trust (SBI)	6,380	234,210
		7,043,562
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc. (a)	4,936	30,504
Compass, Inc. (a)	122,933	442,559
Digitalbridge Group, Inc.	25,680	494,854
eXp World Holdings, Inc. (b)	35,974	371,611
Marcus & Millichap, Inc.	4,516	154,312
Maui Land & Pineapple, Inc. (a)	3,504	75,897
Opendoor Technologies, Inc. (a)	15,162	45,941
Redfin Corp. (a)(b)	55,106	366,455
The RMR Group, Inc.	5,368	128,832
The St. Joe Co.	17,190	996,504
		3,107,469
TOTAL REAL ESTATE		10,151,031
UTILITIES - 1.3%
Electric Utilities - 0.3%
Genie Energy Ltd. Class B	5,146	77,602
MGE Energy, Inc. (b)	9,323	733,907
Otter Tail Corp. (b)	10,886	940,550
PNM Resources, Inc.	4,483	168,740
		1,920,799
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	6,416	231,233
Chesapeake Utilities Corp.	7,037	755,070
New Jersey Resources Corp.	25,369	1,088,584
RGC Resources, Inc.	229	4,635
		2,079,522
Independent Power and Renewable Electricity Producers - 0.2%
Montauk Renewables, Inc. (a)(b)	32,997	137,268
Ormat Technologies, Inc.	17,366	1,149,456
Sunnova Energy International, Inc. (a)(b)	25,529	156,493
		1,443,217
Multi-Utilities - 0.0%
Unitil Corp.	2,267	118,677
Water Utilities - 0.5%
American States Water Co.	18,461	1,333,623
Artesian Resources Corp. Class A	3,355	124,504
Cadiz, Inc. (a)(b)	19,947	57,846
California Water Service Group	9,129	424,316
Consolidated Water Co., Inc.	2,140	62,723
Global Water Resources, Inc.	5,671	72,816
Middlesex Water Co.	8,841	464,153
Pure Cycle Corp. (a)	10,567	100,387
York Water Co.	7,134	258,750
		2,899,118
TOTAL UTILITIES		8,461,333
TOTAL COMMON STOCKS (Cost $558,777,000)		667,327,876

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $99,244)	100,000	99,242

Money Market Funds - 9.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,312,937	2,313,400
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	59,494,327	59,500,276
TOTAL MONEY MARKET FUNDS (Cost $61,813,676)		61,813,676

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $620,689,920)	729,240,794
NET OTHER ASSETS (LIABILITIES) - (8.7)% (h)	(58,058,365)
NET ASSETS - 100.0%	671,182,429

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	40	Jun 2024	4,291,800	111,037	111,037

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,242.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $152,777 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $2,699 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,545,165	164,738,607	164,970,372	113,859	-	-	2,313,400	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	45,444,609	144,483,232	130,427,565	712,624	-	-	59,500,276	0.2%
Total	47,989,774	309,221,839	295,397,937	826,483	-	-	61,813,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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